UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21980

Exact name of registrant as specified in charter:	Aberdeen Total Dynamic Dividend Fund

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Standard Investments Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended January 31, 2019 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2019

	Shares or Principal Amount	Value
LONG-TERM INVESTMENTS (98.8%)

COMMON STOCKS (96.5%)

AUSTRALIA (1.0%)

Consumer Staples (1.0%)

Treasury Wine Estates Ltd.(a)	877,100	$9,870,892
BRAZIL (1.7%)

Industrials (1.7%)

CCR SA(a)	2,737,200	11,173,128
Rumo SA(a)(b)	1,092,300	5,889,004
		17,062,132
CANADA (3.3%)

Energy (1.3%)

Enbridge, Inc.	350,300	12,827,986

Industrials (1.0%)

Canadian Pacific Railway Ltd.(c)	48,800	9,999,120

Materials (1.0%)

Barrick Gold Corp.	753,131	10,084,424
		32,911,530
CHINA (0.5%)

Industrials (0.5%)

CRRC Corp. Ltd., Class H(a)	5,209,950	5,249,407
FINLAND (2.8%)

Information Technology (1.3%)

Nokia OYJ(a)	1,968,600	12,436,935

Materials (1.5%)

Stora Enso OYJ, R Shares(a)	635,500	8,548,936
UPM-Kymmene OYJ(a)	232,600	6,755,108
		15,304,044
		27,740,979
FRANCE (5.1%)

Energy (1.0%)

TOTAL SA, ADR	175,000	9,577,750

Financials (1.1%)

AXA SA(a)	451,100	10,461,084

Industrials (1.8%)

Alstom SA(a)	230,200	9,260,864

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Bouygues SA(a)	246,900	$8,738,584
		17,999,448

Utilities (1.2%)

Veolia Environnement SA(a)	565,300	11,942,329
		49,980,611
GERMANY (3.2%)

Financials (1.2%)

Deutsche Boerse AG(a)	88,500	11,783,591

Health Care (0.9%)

Bayer AG(a)	124,900	9,466,889

Information Technology (1.1%)

Infineon Technologies AG(a)	478,000	10,632,377
		31,882,857
HONG KONG (1.2%)

Financials (1.2%)

AIA Group Ltd.(a)	1,268,700	11,455,734
ITALY (0.6%)

Financials (0.6%)

Mediobanca Banca di Credito Finanziario SpA(a)	708,800	6,177,014
JAPAN (3.8%)

Consumer Staples (1.0%)

Japan Tobacco, Inc.(a)	392,800	9,944,018

Financials (0.9%)

Mitsubishi UFJ Financial Group, Inc.(a)	1,722,400	9,238,812

Health Care (0.6%)

Takeda Pharmaceutic SP ADR(b)	277,876	5,549,184

Real Estate (1.3%)

Daito Trust Construction Co. Ltd.(a)	90,200	12,528,070
LUXEMBOURG (0.9%)

Materials (0.9%)

ArcelorMittal(c)	387,700	9,110,950
NETHERLANDS (0.9%)

Consumer Staples (0.9%)

Unilever NV, CVA(a)	170,600	9,135,660
SINGAPORE (1.2%)

Financials (1.2%)

Oversea-Chinese Banking Corp. Ltd.(a)	1,393,100	11,950,967

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

SOUTH KOREA (1.4%)

Materials (1.4%)

LG Chem Ltd.(a)	40,400	$13,402,447
SPAIN (3.1%)

Communication Services (1.2%)

Cellnex Telecom SA(a)(d)	404,000	11,384,565

Financials (0.8%)

Banco Bilbao Vizcaya Argentaria SA(a)	1,334,800	7,922,236

Industrials (1.1%)

Ferrovial SA(a)	492,745	11,049,746
		30,356,547
SWEDEN (2.5%)

Consumer Staples (1.5%)

Essity AB, Class B(a)	517,400	14,315,702

Financials (1.0%)

Swedbank AB, A Shares(a)	431,900	9,811,230
		24,126,932
SWITZERLAND (6.9%)

Consumer Staples (1.1%)

Nestle SA(a)	127,800	11,142,100

Financials (2.2%)

UBS Group AG(a)	704,800	9,136,814
Zurich Insurance Group AG(a)	39,400	12,365,796
		21,502,610

Health Care (2.4%)

Novartis AG(c), ADR	141,000	12,340,320
Roche Holding AG(a)	43,300	11,519,346
		23,859,666
		56,504,376
UNITED KINGDOM (5.7%)

Communication Services (2.3%)

BT Group PLC, ADR	637,813	9,733,026
Vodafone Group PLC(a)	7,073,800	12,901,074
		22,634,100

Energy (1.2%)

BP PLC(c), ADR	274,100	11,270,992

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Financials (1.0%)

Standard Chartered PLC(a)	1,265,500	$10,206,399

Industrials (1.2%)

EasyJet PLC(a)	91,322	1,513,132
Melrose Industries PLC(a)	4,631,786	10,266,484
		11,779,616
		55,891,107
UNITED STATES (50.7%)

Communication Services (3.5%)

Activision Blizzard, Inc.	98,300	4,643,692
Alphabet, Inc., Class C(b)(c)	11,200	12,503,344
AT&T, Inc.	242,600	7,292,556
Comcast Corp., Class A(c)	275,000	10,056,750
		34,496,342

Consumer Discretionary (8.7%)

Aptiv PLC(c)	163,600	12,945,668
Dollar General Corp.(c)	91,400	10,550,302
Lennar Corp., Class A(c)	213,800	10,138,396
Lowe’s Cos., Inc.(c)	115,300	11,087,248
MGM Resorts International	398,400	11,728,896
Target Corp.(c)	137,900	10,066,700
TJX Cos., Inc. (The)(c)	182,400	9,070,752
Whirlpool Corp.(c)	74,800	9,949,148
		85,537,110

Consumer Staples (3.3%)

Kraft Heinz Co. (The)(c)	237,500	11,414,250
Molson Coors Brewing Co., Class B	120,000	7,993,200
Mondelez International, Inc., Class A	276,300	12,781,638
		32,189,088

Energy (3.8%)

EOG Resources, Inc.	106,200	10,535,040
Helmerich & Payne, Inc.(c)	109,300	6,119,707
Kinder Morgan, Inc.(c)	642,500	11,629,250
Schlumberger Ltd.(c)	213,100	9,421,151
		37,705,148

Financials (7.4%)

American International Group, Inc.(c)	193,600	8,369,328
Bank of America Corp.(c)	395,200	11,251,344
Citigroup, Inc.(c)	169,800	10,945,308
Evercore, Inc.(c), Class A	94,800	8,479,860
Huntington Bancshares, Inc.(c)	705,500	9,340,820
Progressive Corp. (The)	193,800	13,040,802
Wells Fargo & Co.	240,600	11,767,746
		73,195,208

Health Care (5.8%)

Allergan PLC(c)	83,800	12,065,524
Medtronic PLC(c)	118,900	10,509,571
Pfizer, Inc.	217,600	9,237,120

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Thermo Fisher Scientific, Inc.(c)	20,300	$4,987,101
UnitedHealth Group, Inc.	49,300	13,320,860
Universal Health Services, Inc., Class B	55,600	7,368,668
		57,488,844

Industrials (3.5%)

Delta Air Lines, Inc.(c)	211,000	10,429,730
FedEx Corp.(c)	52,400	9,304,668
Norfolk Southern Corp.(c)	30,500	5,116,070
Raytheon Co.(c)	57,300	9,440,748
		34,291,216

Information Technology (9.3%)

Amdocs Ltd.	76,897	4,297,004
Apple, Inc.(c)	114,500	19,057,380
Broadcom, Inc.(c)	44,900	12,044,425
Cisco Systems, Inc.(c)	245,300	11,600,237
Intel Corp.(c)	275,400	12,976,848
Leidos Holdings, Inc.(c)	131,900	7,650,200
Microsoft Corp.(c)	111,300	11,623,059
TE Connectivity Ltd (c)	146,400	11,851,080
		91,100,233

Real Estate (3.5%)

American Tower Corp.(c), REIT	68,000	11,753,120
Digital Realty Trust, Inc.(c), REIT	89,300	9,674,762
GEO Group, Inc. (The)(c), REIT	578,000	13,033,900
		34,461,782

Utilities (3.1%)

Clearway Energy, Inc.(c)	300,000	4,527,000
CMS Energy Corp.(c)	146,500	7,638,510
FirstEnergy Corp.(c)	172,100	6,746,320
NextEra Energy, Inc.(c)	67,200	12,027,456
		30,939,286
		511,404,257
Total Common Stocks		951,474,483
EXCHANGE-TRADED FUNDS (1.0%)

UNITED STATES (1.0%)
iShares Nasdaq Biotechnology ETF(c)	88,600	9,718,534
Total Exchange-Traded Funds		9,718,534
PREFERRED STOCKS (1.3%)

SOUTH KOREA (1.3%)

Information Technology (1.3%)

Samsung Electronics Co., Ltd.(a)	380,000	12,876,524
Total Preferred Stocks		12,876,524
Total Long-Term Investments—98.8% (cost $868,020,263)		974,069,541

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2019

SHORT-TERM INVESTMENT—0.9%

UNITED STATES—0.9%
$8,733,163	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(e)	$8,733,163
	Total Short-Term Investment — 0.9% (cost $8,733,163)	8,733,163
Total Investments—99.7% (cost $876,753,426)		982,802,704
Other Assets in Excess of Liabilities—0.3%		2,895,896
Net Assets—100.0%		$985,698,600

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security
(c)	All or a portion of the security has been designated as collateral for the line of credit.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ADR	American Depositary Receipt
CVA	Dutch Certificate
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Euro
04/11/2019	Citibank	USD	28,171,815	EUR	24,500,000	$28,203,627	$(31,812)

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2019

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Investments in Securities
Common Stocks	$601,898,009	$349,576,474	$—	$951,474,483
Exchange-Traded Funds	9,718,534	—	—	9,718,534
Preferred Stocks	—	12,876,524	—	12,876,524
Short-Term Investment	8,733,163	—	—	8,733,163
Total	$620,349,706	$362,452,998	$—	$982,802,704
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(31,812)	$—	$(31,812)
Other Financial Instruments
Amounts listed as “-” are $0 or round to $0.

For the period ended January 31, 2019, there were no significant changes to the fair valuation methodologies.

b. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Total Dynamic Dividend Fund

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Total Dynamic Dividend Fund

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Total Dynamic Dividend Fund

Date: March 28, 2019

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Total Dynamic Dividend Fund

Date: March 28, 2019